UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324
Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 99.24%					$55,878,792

(Cost $52,318,127)

New York 86.26%					48,572,402

Albany Parking Auth,
Rev Ref Ser 2001A	5.625%	07-15-25	BBB+	$750	798,889
Chautauqua Tobacco Asset Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,072,950
Herkimer County Industrial Development Agency,
Rev Ref Folts Adult Home Ser 2005A	5.500	03-20-40	Aaa	1,000	1,104,190
Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil
Ser 3	7.375	07-01-08	A1	375	382,230
Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,029,340
Nassau County Industrial Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001A	6.250	11-01-21	A3	275	295,207
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	250	261,295
New York, City of,
Gen Oblig Unltd Preref Ser 1990B	8.250	06-01-07	AA-	180	180,000
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA-	1,500	1,569,600
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA-	1,000	1,040,460
Gen Oblig Unltd Unref Bal Ser 1990B	8.250	06-01-07	AA-	20	20,000
New York City Industrial Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A	5.375	06-01-23	A	1,000	1,044,190
Rev Civic Facil Polytechnic Univ
Proj	6.125	11-01-30	BB+	1,000	1,038,540
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	1,000	1,055,410
Rev Ref Brooklyn Navy Yard Cogen
Partners	5.650	10-01-28	BBB-	1,000	1,003,850
Rev Spec Airport Facil Airis JFK I
LLC Proj Ser 2001A	5.500	07-01-28	BBB-	1,000	1,036,170
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,073,450
New York City Municipal Water Finance Auth,
Rev Preref Wtr & Swr Sys Ser 2000B	6.000	06-15-33	AA+	740	793,117
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AAA	1,500	1,586,325
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,149,920
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	460	490,829
Rev Wtr & Swr Sys Ser 2000C (P)	3.780	06-15-33	AA+	400	400,000
New York City Transitional Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,070,170
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-1-11 then 14.000%) (O)	Zero	11-01-29	AAA	1,000	836,260

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

New York Liberty Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	AA-	2,000	2,221,560
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB-	1,000	1,046,270
New York Local Government Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,356,467
New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	396,780
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA-	1,000	1,072,610
Rev Miriam Osborn Mem Home
Ser 2000B	6.875	07-01-25	A	750	822,908
Rev North Shore L I Jewish Grp	5.375	05-01-23	A3	1,000	1,076,140
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	1,000	1,045,850
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA-	2,000	2,216,540
Rev Ref State Univ Edl Facil
Ser 1993A	5.250	05-15-15	AAA	1,000	1,075,900
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to 7-1-10
then 6.050%) (O)	Zero	07-01-25	AAA	1,000	896,600
Rev State Univ Edl Facil Ser 2000B	5.375	05-15-23	AA-	1,000	1,052,850
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA-	130	137,014
New York State Environmental Facilities Corp,
Rev Ref Poll Control (P)	8.587	06-15-11	AAA	500	620,705
Rev Unref Bal Poll Control
Ser 1991E	6.875	06-15-10	AAA	25	25,209
New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	25	25,021
Oneida County Industrial Development Agency,
Rev Civic Facilities Hamilton
College Proj Ser 2007A	Zero	07-01-29	AAA	5,330	1,879,571
Onondaga County Industrial Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,055,390
Orange County Industrial Development Agency,
Rev Civic Facil Arden Hill Care
Ctr Newburgh Ser 2001C (G)	7.000	08-01-31	BB-	500	530,325
Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB-	1,500	1,520,055
Suffolk County Industrial Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,064,440
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB-	1,000	1,011,190
Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,790,160
TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	800	849,336
Upper Mohawk Valley Regional Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,174,407
Westchester County Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BBB-	1,150	1,181,292

John Hancock
New York Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Yonkers Industrial Development Agency,
Rev Cmty Dev Pptys Yonkers Inc
Ser 2001A	6.625	02-01-26	Baa3	1,000	1,095,420

Puerto Rico 9.19%					5,174,526

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022	07-01-11	AAA	2,000	2,307,840
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	5.990	07-01-18	Aaa	500	561,850
Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,231,889
Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB-	1,005	1,072,947

Virgin Islands 3.79%					2,131,864

Virgin Islands Public Finance Auth,
Rev Ref Gross Receipts Tax Ln Note
Ser 1999A	6.500	10-01-24	BBB+	535	582,754
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB-	1,500	1,549,110

	Interest			Par value
Issuer, description, maturity date	rate			(000)	Value

Short-term investments 0.06%					$34,000

(Cost $34,000)

Joint Repurchase Agreement 0.06%					34,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP — Dated
5-31-07, due 6-1-07 (Secured by U.S. Treasury
Inflation Indexed Notes 2.000%, due 1-15-14,
valued at $43,000 including interest) Maturity
value: $34,005	5.090%			34	34,000

Total investments (Cost $52,352,127) 99.30%					$55,912,792

Other assets and liabilities, net 0.70%					$393,322

Total net assets 100.00%					$56,306,114

John Hancock
New York Tax-Free Income Fund
Footnotes to Schedule of Investments
May 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on May 31, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

The cost of investments owned on May 31, 2007, including short-term investments, was $52,352,127. Gross unrealized appreciation and depreciation of investments aggregated $3,668,068 and $107,403, respectively, resulting in net unrealized appreciation of $3,560,665.

Footnotes to Schedule of Investments - Page 1

Notes to schedule of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q3 5/07
7/07

John Hancock
MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate (%)	date	rating (A)	($000)	Value
Tax-exempt long-term bonds 97.98%					$103,628,360

(Cost $98,314,503)

Massachusetts 88.93%					94,055,040

Boston City Industrial Development Financing
Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375	05-15-15	BBB	185	186,521
Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	532,450
Freetown Lakeville Regional School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,050,260
Holyoke Gas & Electric Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,535,964
Massachusetts Bay Transportation Auth,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,130,240
Rev Preref Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	780	811,894
Rev Ref Cap Apprec Ser 2007A-2	Zero	07-01-26	AAA	2,500	1,003,675
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	1,000	1,163,700
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,151,740
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,066,840
Rev Unref Bal Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	220	227,636
Massachusetts College Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	596,710
Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,120,570
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,060,340
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,104,990
Gen Oblig Ltd Ref Ser 2004B	5.250	08-01-20	AA	1,000	1,105,310
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AAA	1,000	1,074,490
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,306,440
Massachusetts Development Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,051,250
Rev Boston Univ Ser 2002R-2 (P)	3.740	10-01-42	AAA	300	300,000
Rev Boston Univ Ser 2002R-4 (P)	3.740	10-01-42	AAA	400	400,000
Rev Curry College Ser 2005A	4.500	03-01-25	A	1,000	981,940
Rev Curry College Ser 2006A	5.250	03-01-26	A	1,000	1,055,160
Rev Dominion Energy Brayton Point	5.000	02-01-36	BBB	1,000	1,017,600
Rev Plantation Apts Hsg Prog
Ser 2004A	5.000	12-15-24	AAA	2,320	2,293,274
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	1,983,919
Rev Ref First Mortgage Orchard Cove	5.250	10-01-26	BBB-	1,000	1,015,880
Rev Ref Resource Recovery
Southeastern Ser 2001A	5.625	01-01-16	AAA	500	536,785

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,161,760
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,123,150
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,039,680
Massachusetts Health & Educational Facilities
Auth,
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	BB	2,000	2,469,720
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,071,400
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB-	1,500	1,641,720
Rev Ref Boston College Iss
Ser 1998L	5.000	06-01-26	AA-	1,000	1,014,810
Rev Ref Boston College Iss
Ser 1998L	4.750	06-01-31	AA-	1,000	1,003,400
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	1,022,900
Rev Ref Harvard Pilgrim Health
Ser 1998A	5.000	07-01-18	AAA	1,000	1,016,790
Rev Ref Lahey Clinic Med Ctr
Ser 2005C	5.000	08-15-23	AAA	1,000	1,045,790
Rev Ref New England Med Ctr Hosp
Ser 2002H	5.000	05-15-25	AAA	1,000	1,035,440
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	1,000	1,070,670
Rev Ref South Shore Hosp Ser 1999F	5.750	07-01-29	A	1,000	1,040,860
Rev Ref Williams College Ser 2003H	5.000	07-01-33	AA+	1,500	1,556,445
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,080,700
Rev Sterling & Francine Clark
Ser 2006A	5.000	07-01-36	AA	1,000	1,042,210
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	AAA	1,500	1,579,935
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,049,860
Massachusetts Housing Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,011,114
Rev Ser 2003B	4.700	12-01-16	AA-	1,310	1,340,968
Massachusetts Industrial Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,975	2,051,689
Rev Assisted Living Facil TNG
Marina Bay LLC Proj	7.500	12-01-27	AAA	900	941,301
Rev Dana Hall School Iss (G)	5.800	07-01-17	AA	1,090	1,113,413
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A	5.600	12-01-19	BBB	500	517,085
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,550,235
Rev Wtr Treatment American Hingham
Proj	6.900	12-01-29	A	1,210	1,226,311
Rev Wtr Treatment American Hingham
Proj	6.750	12-01-20	A	2,780	2,815,278
Massachusetts Municipal Wholesale Electric Co,
Rev Pwr Supply Sys (P)	7.528	07-01-18	AAA	1,000	1,002,580

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Massachusetts Port Auth,
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,319,788
Rev Spec Facil US Air Proj
Ser 1996A	5.750	09-01-16	AAA	1,000	1,021,570
Massachusetts Special Obligation Dedicated Tax,
Rev Spec Oblig	5.250	01-01-26	AAA	1,000	1,071,090
Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.125	01-01-23	AAA	4,300	4,370,691
Rev Ref Metro Hwy Sys Sr Ser 1997A	5.000	01-01-37	AAA	300	303,813
Rev Ref Metro Hwy Sys Sr Ser 1997C	Zero	01-01-20	AAA	1,000	576,880
Massachusetts Water Pollution Abatement Trust,
Preref Pool Prog Ser 9	5.250	08-01-18	AAA	2,440	2,662,650
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	675,257
Rev Ref Pool Prog	5.250	08-01-25	AAA	1,000	1,122,920
Rev Unref Bal Pool Prog Ser 9	5.250	08-01-18	AAA	60	64,918
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,830,416
Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,051,160
Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,048,450
Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj	5.000	04-01-22	AAA	1,000	1,029,780
Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-18	Aaa	1,750	927,448
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,198,226
Route 3 North Transit Improvement Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,236,121
University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,041,070

Puerto Rico 9.05%					9,573,320

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022	07-01-11	AAA	2,000	2,307,840
Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	5.990	07-01-18	Aaa	1,500	1,685,550
Rev Inverse Floater (P)	8.082	07-01-11	AAA	1,000	1,158,620
Puerto Rico Highway & Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	A-	955	1,092,062
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,262,600
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	A-	45	50,688
Puerto Rico Public Building Auth,
Rev Gov't Facils Ser 1997B (Gtd)	5.000	07-01-27	AAA	1,000	1,015,960

John Hancock
Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 0.15%			$165,000

(Cost $165,000)

Joint Repurchase Agreement 0.15%			165,000

Investment in a joint repurchase agreement
transaction with Cantor Fitzgerald LP — Dated
5-31-07, due 6-1-07 (Secured by U.S. Treasury
Bonds 6.875%, due 8-15-25, valued at $169,000
including interest). Maturity value: $165,023	5.090	165	165,000

Total investments (Cost $98,479,503) 98.13%			$103,793,360

Other assets and liabilities, net 1.87%			$1,974,767

Total net assets 100.00%			$105,768,127

John Hancock
Massachusetts Tax-Free Income Fund
Footnotes to Schedule of Investments
May 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on May 31, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

The cost of investments owned on May 31, 2007, including short-term investments, was $98,479,503. Gross unrealized appreciation and depreciation of investments aggregated $5,437,001 and $123,144, respectively, resulting in net unrealized appreciation of $5,313,857.

Footnotes to Schedule of Investments - Page 1

Notes to schedule of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q3 5/07
7/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2007